Fair value of financial instruments - Financial assets & liabilities at fair value (Details) - EUR (€) € in Millions	Sep. 30, 2022	Mar. 31, 2022
Financial liabilities at fair value
Fair value of financial instruments
Financial liabilities	€ 1,786	€ 1,672
Financial assets at fair value
Fair value of financial instruments
Financial assets	21,249	17,708
Derivatives financial instruments | Financial liabilities at fair value
Fair value of financial instruments
Financial liabilities	1,786	1,672
Money Market funds | Financial assets at fair value
Fair value of financial instruments
Financial assets	4,521	5,276
Debt and equity securities | Financial assets at fair value
Fair value of financial instruments
Financial assets	5,992	6,398
Debt and equity securities | Level 1 | Financial assets at fair value
Fair value of financial instruments
Financial assets	2,537	2,997
Derivative financial instruments | Financial liabilities at fair value
Fair value of financial instruments
Non-current financial liabilities	1,596	1,506
Derivative financial instruments | Financial assets at fair value
Fair value of financial instruments
Financial assets	8,769	4,626
Non-current financial assets	8,524	4,216
Trade receivables at fair value through Other comprehensive income | Financial assets at fair value
Fair value of financial instruments
Financial assets	1,967	1,408
Amortised cost | Non-current bonds | Not measured at fair value in statement of financial position but for which fair value is disclosed
Fair value of financial instruments
Financial liabilities at fair value	40,722	46,348
Financial liabilities	48,299	46,156
Amortised cost | Non-current debt securities | Not measured at fair value in statement of financial position but for which fair value is disclosed
Fair value of financial instruments
Financial assets at fair value	735	830
Financial assets	€ 1,003	€ 930